Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Activities
Net income before allocation to noncontrolling interests	$ 9,168	[1]	$ 22,072	[1]	$ 14,598	[1]
Adjustments to reconcile net income before allocation to noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	5,537		6,410		7,655
Asset write-offs and impairments	531		1,145		1,299
Gain on disposal of discontinued operations	(51)	[2],[3]	(10,446)	[2],[3]	(7,123)	[2],[3]
Gain associated with the transfer of certain product rights to an equity-method investment	0	[4]	(459)	[4]	0	[4]
Deferred taxes from continuing operations	320		1,726		786
Deferred taxes from discontinued operations	(3)		(23)		1,412
Share-based compensation expense	586		523		481
Benefit plan contributions (in excess of)/less than expense	(199)		296		135
Other adjustments, net	(430)		(182)		(130)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Accounts receivable	148		940		367
Inventories	175		(538)		(631)
Other assets	1,156		(822)		(434)
Accounts payable	297		382		579
Other liabilities	(844)		(3,170)		(2,738)
Other tax accounts, net	491		(170)		490
Net cash provided by operating activities	16,883		17,684		16,746
Investing Activities
Purchases of property, plant and equipment	(1,199)		(1,206)		(1,327)
Purchases of short-term investments	(50,954)		(42,761)		(24,018)
Proceeds from redemptions/sales of short-term investments	47,374		41,127		25,302
Net (purchases of)/proceeds from redemptions/sales of short-term investments with original maturities of 90 days or less	3,930		(4,277)		1,459
Purchases of long-term investments	(10,718)		(11,020)		(11,145)
Proceeds from redemptions/sales of long-term investments	6,145		7,555		4,990
Acquisitions of businesses, net of cash acquired	(195)		(15)		(1,050)
Acquisitions of intangible assets	(384)		(259)		(92)
Proceeds from sale of businesses	0		0		11,850
Other investing activities, net	347		312		185
Net cash provided by/(used in) investing activities	(5,654)		(10,544)		6,154
Financing Activities
Proceeds from short-term borrowings	13		4,323		7,995
Principal payments on short-term borrowings	(10)		(4,234)		(8,177)
Net proceeds from/(payments on) short-term borrowings with original maturities of 90 days or less	(1,841)		3,475		(30)
Proceeds from issuance of long-term debt(a)	4,491	[5]	6,618	[5]	0	[5]
Principal payments on long-term debt	(2,104)		(4,146)		(1,513)
Purchases of common stock	(5,000)		(16,290)		(8,228)
Cash dividends paid	(6,609)		(6,580)		(6,534)
Proceeds from exercise of stock options	1,002		1,750		568
Other financing activities, net	72		109		(80)
Net cash used in financing activities	(9,986)		(14,975)		(15,999)
Effect of exchange-rate changes on cash and cash equivalents	(83)		(63)		(2)
Net increase/(decrease) in cash and cash equivalents	1,160		(7,898)		6,899
Cash and cash equivalents, beginning	2,183	[1]	10,081		3,182
Cash and cash equivalents, end	3,343	[1]	2,183	[1]	10,081
Supplemental Cash Flow Information
Sale of subsidiary common stock (Zoetis) for Pfizer common stock(b)	0	[6]	11,408	[6]	0	[6]
Exchange of subsidiary common stock (Zoetis) for the retirement of Pfizer commercial paper issued in 2013(b)	0	[6]	2,479	[6]	0	[6]
Exchange of subsidiary senior notes (Zoetis) for the retirement of Pfizer commercial paper issued in 2012(b)	0	[6]	992	[6]	0	[6]
Transfer of certain product rights to an equity-method investment (Hisun Pfizer)(c)	0	[7]	1,233	[7]	0	[7]
Contribution of an investment in connection with the resolution of a legal matter (Quigley)	0		447		0
Cash paid during the period for:
Income taxes	2,100		2,874		2,409
Interest	$ 1,550		$ 1,729		$ 1,873

[1]	Amounts may not add due to rounding.
[2]	Includes post-close adjustments for the periods subsequent to disposal.
[3]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal, and the Nutrition business through November 30, 2012, the date of disposal.
[4]	In 2013, represents the gain associated with the transfer of certain product rights to Hisun Pfizer. For additional information, see Note 2E.
[5]	In 2013, includes $2.6 billion from the issuance of senior notes by Zoetis (our former Animal Health subsidiary), which is net of the $1.0 billion non-cash exchange of Zoetis senior notes for the retirement of Pfizer commercial paper issued in 2012. See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.
[6]	See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Divestitures.
[7]	See Note 2E. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, and Equity-Method Investments: Equity-Method Investments.